Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 22,723,687	$ 29,914,292
Rate	25.98%	25.98%	25.98%	25.98%
Book Value	$ 15,499,212	$ 15,026,155
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Placement Date	Jul. 19, 2016	Jul. 19, 2016
Currency	USD	USD
Class No.		0		0
Notional Amount			$ 250,000	$ 250,000
Term	120 months	120 months
Maturity Date	07.19.26	07.19.26
Rate
Issuance Authorized by the C.N.V.	Jun. 23, 2016	Jun. 23, 2016
Book Value	$ 15,499,212	$ 15,026,155